REAL ESTATE (Details 1) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Real Estate [Line Items]
Payments to Acquire Real Estate	$ 0	$ 32,985,860
Accredo [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 10,710,500
Real Estate, Acquisition, Description		Accredo
Real Estate, Acquisition, Property Location		Orlando, FL
Walgreens [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 5,020,000
Real Estate, Acquisition, Description		Walgreens
Real Estate, Acquisition, Property Location		Stockbridge, GA
5900 Hwy [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 9,452,169
Real Estate, Acquisition, Description		5900 Hwy
Real Estate, Acquisition, Property Location		Cedar Park, TX
1905 Hallowell [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 1,398,114
Real Estate, Acquisition, Description		1905 Hallowell
Real Estate, Acquisition, Property Location		Litchfield, ME
409 US Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 1,684,429
Real Estate, Acquisition, Description		409 US Route
Real Estate, Acquisition, Property Location		Wilton, ME
23 Wert Drive [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 1,306,590
Real Estate, Acquisition, Description		23 Wert Drive
Real Estate, Acquisition, Property Location		Thompsontown, PA
6696 State Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 1,286,035
Real Estate, Acquisition, Description		6696 State Route
Real Estate, Acquisition, Property Location		Mt. Gilead, OH
7970 E Harbor Rd [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 1,213,729
Real Estate, Acquisition, Description		7970 E Harbor Rd
Real Estate, Acquisition, Property Location		Lakeside, OH
5405 Tiffin Ave [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 1,188,494
Real Estate, Acquisition, Description		5405 Tiffin Ave
Real Estate, Acquisition, Property Location		Castalia, OH
Land [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 5,369,238
Land [Member] | Accredo [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		1,706,641
Land [Member] | Walgreens [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		1,033,105
Land [Member] | 5900 Hwy [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		1,290,863
Land [Member] | 1905 Hallowell [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		293,912
Land [Member] | 409 US Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		212,035
Land [Member] | 23 Wert Drive [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		217,912
Land [Member] | 6696 State Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		283,578
Land [Member] | 7970 E Harbor Rd [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		176,515
Land [Member] | 5405 Tiffin Ave [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		154,677
Buildings and Improvements [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		24,243,072
Buildings and Improvements [Member] | Accredo [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		7,950,221
Buildings and Improvements [Member] | Walgreens [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		3,114,843
Buildings and Improvements [Member] | 5900 Hwy [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		7,102,043
Buildings and Improvements [Member] | 1905 Hallowell [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		987,900
Buildings and Improvements [Member] | 409 US Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		1,331,741
Buildings and Improvements [Member] | 23 Wert Drive [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		981,948
Buildings and Improvements [Member] | 6696 State Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		890,610
Buildings and Improvements [Member] | 7970 E Harbor Rd [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		936,357
Buildings and Improvements [Member] | 5405 Tiffin Ave [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		947,409
Above Market Leases [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		166,629
Above Market Leases [Member] | Accredo [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Above Market Leases [Member] | Walgreens [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		166,629
Above Market Leases [Member] | 1905 Hallowell [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Above Market Leases [Member] | 409 US Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Above Market Leases [Member] | 23 Wert Drive [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Above Market Leases [Member] | 6696 State Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Above Market Leases [Member] | 7970 E Harbor Rd [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Above Market Leases [Member] | 5405 Tiffin Ave [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		151,610
Below Market Leases [Member] | Accredo [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | Walgreens [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | 5900 Hwy [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		151,609
Below Market Leases [Member] | 1905 Hallowell [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | 409 US Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | 23 Wert Drive [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | 6696 State Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | 7970 E Harbor Rd [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Below Market Leases [Member] | 5405 Tiffin Ave [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		0
Tenant origination and absorption costs [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		3,632,731
Tenant origination and absorption costs [Member] | Accredo [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		1,053,638
Tenant origination and absorption costs [Member] | Walgreens [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		705,423
Tenant origination and absorption costs [Member] | 5900 Hwy [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		1,210,873
Tenant origination and absorption costs [Member] | 1905 Hallowell [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		116,302
Tenant origination and absorption costs [Member] | 409 US Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		140,653
Tenant origination and absorption costs [Member] | 23 Wert Drive [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		106,730
Tenant origination and absorption costs [Member] | 6696 State Route [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		111,847
Tenant origination and absorption costs [Member] | 7970 E Harbor Rd [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		100,857
Tenant origination and absorption costs [Member] | 5405 Tiffin Ave [Member]
Real Estate [Line Items]
Payments to Acquire Real Estate		$ 86,408